INCOME TAXES	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
4.	INCOME TAXES
The Manager does
not
currently carry a provision (benefit) for taxes.
As of June 30, 2023 and December 31, 2022, the Manager did not have any material unrecognized tax benefits related to uncertain tax positions and had no material temporary differences.
The Manager files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the company is subject to examination by Canadian and foreign tax authorities. As of June 30, 2023, no tax returns are subject to examination.

4.	INCOME TAXES
The income before provision (benefit) for taxes consists of the following:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)
Canadian	$19
Foreign	—

$19

The Manager does not currently carry a provision (benefit) for taxes as accrued taxes are $nil.
The Manager’s effective income tax rate is different from the Manager’s statutory income tax rate due to the following differences set out below:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)
Statutory income tax rate	27%
(Reduction) increase in rate resulting from:
Non taxable amounts	(27)%

Effective income tax rate	— %

As of December 31, 2022 the Manager did not have any material unrecognized tax benefits related to uncertain tax positions and had no temporary differences.
The Manager’s equity-accounted investment in the Company is expected to be realized through non-taxable
dividends. As such, no tax provision is provided for.
The Manager files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the company is subject to examination by Canadian and foreign tax authorities. As of December 31, 2022, no tax returns are subject to examination.